FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) of interest rates	1.00%
Increase (decrease) in interest expenses	₪ 2
Trade payables include of reverse factoring	₪ 1
Percentage of annual fixed interest	0.4% and 0.6%
Short term deposits	1 to 18 months
Series G option warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of financial liability	27
CPI Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	2.00%	2.00%
Decreased (increased) in equity and profit	₪ 2	₪ 2
USD exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	5.00%	5.00%
Decreased (increased) in equity and profit	₪ 3	₪ 5